Operating Lease Liabilities - Schedule of Operating Lease Liabilities (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Schedule of Operating Lease Liabilities [Line Items]
Operating Lease Liabilities		$ 1,513,034	$ 1,410,849
Long-term portion of operating lease liabilities		1,426,864	1,331,873
Current maturities of operating lease liabilities		86,170	78,976
Total Operating Lease Liabilities		1,513,034	1,410,849
Villas [Member]
Schedule of Operating Lease Liabilities [Line Items]
Operating Lease Liabilities	[1]	1,428,684	1,305,456
Total Operating Lease Liabilities	[1]	1,428,684	1,305,456
Base Station Tower [Member]
Schedule of Operating Lease Liabilities [Line Items]
Operating Lease Liabilities	[2]	84,350	105,393
Total Operating Lease Liabilities	[2]	$ 84,350	$ 105,393

[1]	The lease agreement of Villas was entered into on December 22, 2017, bears interest at about 4.12% and will be matured on December 31, 2037. Lease payments for this agreement are to be made every five years. As of June 30, 2026, the Company has paid $1,387,482 (RMB 9,450,000) for the first and second installments to the lessor.
[2]	The lease agreement of Base Station Tower was entered into on November 25, 2019, bears interest at about 3.14% and will be matured on November 24, 2029. Lease payments for this agreement are to be made every year. As of June 30, 2026, the Company has paid $205,553 (RMB 1,400,000) to the lessor.